ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE